Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance			$ 825,977
Fair value assets, ending balance	$ 760,135		760,135
Fair value liabilities, beginning balance			649,934
Fair value liabilities, ending balance	595,845		595,845
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	3,822	$ 4,066	3,634	$ 2,447
Gains (losses) included in earnings	(103)	5	(221)	(106)
Gains (losses) included in OCI	46	67	17	88
Purchases (issuances)	285	199	551	1,618
Settlement (sales) and other	(79)	(275)	(282)	(189)
Transfers into Level 3	(77)	(5)	(29)	51
Transfers out of Level 3	16	84	240	232
Fair value assets, ending balance	3,910	4,141	3,910	4,141
Gains (losses) included in earnings for positions still held	(65)	(67)	(102)	(73)
Fair value liabilities, beginning balance	(429)	(250)	(383)	(241)
Gains (losses) included in earnings	(4)	(7)	(51)	(27)
Gains (losses) included in OCI	(2)	(1)	1
Purchases (issuances)	(235)	(42)	(357)	(77)
Settlement (sales) and other	25	4	38	6
Transfers into Level 3	(89)	(17)	(90)	(51)
Transfers out of Level 3	101	63	209	140
Fair value liabilities, ending balance	(633)	(250)	(633)	(250)
Gains (losses) included in earnings for positions still held	6	(4)	(28)	(15)
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	640	597	644	576
Gains (losses) included in OCI	10	22	10	45
Purchases (issuances)	3	1	3	1
Settlement (sales) and other	(5)	(7)	(9)	(9)
Transfers into Level 3	2		2
Fair value assets, ending balance	650	613	650	613
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	30	28	29	28
Gains (losses) included in OCI		(2)	1	(2)
Purchases (issuances)		1		1
Fair value assets, ending balance	30	27	30	27
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	148	149	149	151
Gains (losses) included in OCI	1	8	4	7
Settlement (sales) and other	(5)	(7)	(9)	(8)
Fair value assets, ending balance	144	150	144	150
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	462	420	466	397
Gains (losses) included in OCI	9	16	5	40
Purchases (issuances)	3		3
Settlement (sales) and other				(1)
Transfers into Level 3	2		2
Fair value assets, ending balance	476	436	476	436
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(535)	(654)	(662)	(859)
Gains (losses) included in earnings	(77)	(1)	3	4
Gains (losses) included in OCI				5
Purchases (issuances)	(26)	12	(14)	(8)
Settlement (sales) and other	(3)	2	13	175
Transfers into Level 3	(5)	5	12	23
Transfers out of Level 3	(1)	(2)	1	22
Fair value assets, ending balance	(647)	(638)	(647)	(638)
Gains (losses) included in earnings for positions still held	(62)	(4)	17	9
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(49)	(63)	(49)	(132)
Gains (losses) included in earnings	10	(4)	(1)	1
Gains (losses) included in OCI	4	3	5	11
Purchases (issuances)	10	(3)	15	1
Settlement (sales) and other	(2)		3	37
Transfers into Level 3	2		2
Transfers out of Level 3	(2)	11	(2)	26
Fair value assets, ending balance	(27)	(56)	(27)	(56)
Gains (losses) included in earnings for positions still held	13	(24)	3	(4)
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(349)	(547)	(438)	(785)
Gains (losses) included in earnings	8	92	(115)	37
Gains (losses) included in OCI	(8)	(7)	6	10
Purchases (issuances)	(33)	(30)	(48)	(38)
Settlement (sales) and other	3	4	1	66
Transfers into Level 3	(79)	(28)	(86)	(59)
Transfers out of Level 3	160	103	382	356
Fair value assets, ending balance	(298)	(413)	(298)	(413)
Gains (losses) included in earnings for positions still held		21	(64)	30
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	4	17	3	53
Purchases (issuances)	(2)		(1)
Settlement (sales) and other	(8)	(1)	(8)	(37)
Fair value assets, ending balance	(6)	16	(6)	16
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	10	13	11	15
Settlement (sales) and other	(1)		(2)	(2)
Fair value assets, ending balance	9	13	9	13
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,815	2,597	1,859	1,692
Gains (losses) included in earnings	(8)	26	(54)	(26)
Gains (losses) included in OCI	12	30	4	23
Purchases (issuances)	202	46	367	1,239
Settlement (sales) and other	(47)	(261)	(240)	(381)
Transfers into Level 3	3		41	28
Transfers out of Level 3	(140)	(28)	(140)	(165)
Fair value assets, ending balance	1,837	2,410	1,837	2,410
Gains (losses) included in earnings for positions still held	(4)	27	(50)	3
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,286	2,106	2,266	1,887
Gains (losses) included in earnings	(36)	(108)	(54)	(122)
Gains (losses) included in OCI	28	19	(8)	(6)
Purchases (issuances)	131	173	229	423
Settlement (sales) and other	(16)	(12)	(40)	(38)
Transfers into Level 3		18		59
Transfers out of Level 3	(1)		(1)	(7)
Fair value assets, ending balance	2,392	2,196	2,392	2,196
Gains (losses) included in earnings for positions still held	(12)	(87)	(8)	(111)
Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance				4
Settlement (sales) and other				(4)
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance				2
Settlement (sales) and other				(2)
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance				7
Purchases (issuances)		2		2
Transfers into Level 3		17		17
Transfers out of Level 3				(7)
Fair value assets, ending balance		19		19
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,286	2,106	2,266	1,874
Gains (losses) included in earnings	(36)	(108)	(54)	(122)
Gains (losses) included in OCI	28	19	(8)	(6)
Purchases (issuances)	131	171	229	421
Settlement (sales) and other	(16)	(12)	(40)	(32)
Transfers into Level 3		1		42
Transfers out of Level 3	(1)		(1)
Fair value assets, ending balance	2,392	2,177	2,392	2,177
Gains (losses) included in earnings for positions still held	(12)	(87)	(8)	(111)
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(429)	(250)	(383)	(241)
Gains (losses) included in earnings	(4)	(7)	(51)	(27)
Gains (losses) included in OCI	(2)	(1)	1
Purchases (issuances)	(235)	(42)	(357)	(77)
Settlement (sales) and other	25	4	38	6
Transfers into Level 3	(89)	(17)	(90)	(51)
Transfers out of Level 3	101	63	209	140
Fair value liabilities, ending balance	(633)	(250)	(633)	(250)
Gains (losses) included in earnings for positions still held	$ 6	$ (4)	$ (28)	$ (15)